Subsequent Events - Additional Information (Detail)	Jul. 21, 2025 USD ($)	Jul. 08, 2025 USD ($)	Jun. 26, 2025 USD ($)	Jun. 06, 2025 USD ($)	Jul. 15, 2024 USD ($)	Mar. 28, 2026	Jul. 14, 2025 USD ($)	Mar. 30, 2025	Mar. 29, 2025 USD ($)	Mar. 30, 2024	Jun. 29, 2018 USD ($)
Amended Credit Facility And Amended Term Loan [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Current Borrowing Capacity					$ 2,750,000
Term Loan [Member]
Subsequent Event [Line Items]
Line of credit											$ 12,500,000
Mangrove Holding S A [Member]
Subsequent Event [Line Items]
Maturity date of utilization of financial support					Jul. 31, 2025
Amount Of Financial Support From Debtors					$ 3,750,000
Mangrove Holding S A Shareholders [Member]
Subsequent Event [Line Items]
Maturity date of utilization of financial support					Jul. 31, 2025
Mangrove Holding S A Shareholders [Member] | Amended Credit Facility And Amended Term Loan [Member]
Subsequent Event [Line Items]
Line of credit facility, interest rate during period					15.00%
Line of Credit Facility, Current Borrowing Capacity					$ 2,750,000
Shareholder [Member] | Mangrove Holding S A [Member]
Subsequent Event [Line Items]
Amount Of Financial Support From Debtors	$ 500,000
Board of Directors Chairman [Member] | Mangrove Holding S A [Member]
Subsequent Event [Line Items]
Amount Of Financial Support From Debtors	800,000
Vice President [Member] | Mangrove Holding S A [Member]
Subsequent Event [Line Items]
Amount Of Financial Support From Debtors	$ 200,000
Loan From Investment Of Quebec One [Member]
Subsequent Event [Line Items]
Long term debt,face value									$ 4,300,000
Working capital ratio to be maintained as per guidelines								0.97	0.9	0.97
Subsequent Event [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Transferred				$ 9,000,000
Credit Facility For Working Capital Requirement			$ 3,750,000
Subsequent Event [Member] | Term Loan [Member]
Subsequent Event [Line Items]
Line of credit		$ 13,500,000
Subsequent Event [Member] | Amended Credit Facility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Current Borrowing Capacity		$ 90,000,000
Subsequent Event [Member] | Mangrove Holding S A [Member]
Subsequent Event [Line Items]
Line of credit facility, interest rate during period	15.00%
Principal repayments	$ 0
Amount Of Financial Support From Debtors	1,500,000
Subsequent Event [Member] | Ontario Limited [Member]
Subsequent Event [Line Items]
Business Combination Consideration Transferred Payable At Closing				7,000,000
Business Combination Consideration Transferred Payable Over Two Year				$ 2,000,000
Subsequent Event [Member] | Mangrove Holding S A Shareholders [Member]
Subsequent Event [Line Items]
Maturity date of utilization of financial support		Jul. 08, 2025
Subsequent Event [Member] | Mangrove Holding S A Shareholders [Member] | Amended Credit Facility And Amended Term Loan [Member]
Subsequent Event [Line Items]
Line of credit facility, interest rate during period			15.00%
Subsequent Event [Member] | Shareholder [Member] | Mangrove Holding S A [Member]
Subsequent Event [Line Items]
Amount Of Financial Support From Debtors	500,000
Subsequent Event [Member] | Board of Directors Chairman [Member] | Mangrove Holding S A [Member]
Subsequent Event [Line Items]
Amount Of Financial Support From Debtors	800,000
Subsequent Event [Member] | Vice President [Member] | Mangrove Holding S A [Member]
Subsequent Event [Line Items]
Amount Of Financial Support From Debtors	200,000
Subsequent Event [Member] | Amended Loan [Member]
Subsequent Event [Line Items]
Long term debt,face value							$ 4,300,000
Line of Credit Facility, Current Borrowing Capacity		$ 116,000,000
Subsequent Event [Member] | Loan From Investment Of Quebec One [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							$ 10,000,000
Working capital ratio to be maintained as per guidelines						0.88	0.88
Subsequent Event [Member] | Additional Term Loan Agreement [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 13,500,000
Deferral of interest payments payable	1,500,000
Subsequent Event [Member] | Additional Term Loan Agreement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt instrument, annual principal payment	813,227
Subsequent Event [Member] | Additional Term Loan Agreement [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt instrument, annual principal payment	$ 3,750,000